Intangible Assets, Net - Schedule of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of the year		$ 20,016,146
Transfers against fixed assets		10,630,314	$ 15,608,296	$ 6,229,356
Balance at the end of the year	$ 1,546,537	30,024,934	20,016,146
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the year		18,639,136	21,435,160
Additions to construction in progress		34,291,324	25,377,983
Transfers against expenses		(13,911,491)	(12,565,711)
Transfers against fixed assets		(10,630,314)	(15,608,296)
Balance at the end of the year		$ 28,388,655	$ 18,639,136	$ 21,435,160